EQUITY - Conversion of preferred shares to common shares (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Shares issued	63,571,416
Treasury share
EQUITY
Shares issued	4,356,000	13,381,540,000